Consolidated Statements Of Comprehensive (Loss) Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	[2]	Dec. 31, 2014	[2]
Revenues:
Lease rental income	$ 459,588	$ 512,544	[1]	$ 506,538	[1]
Management fees	13,420	15,610		17,408
Trading container sales proceeds	15,628	12,670	[1]	27,989	[1]
Gains on sale of containers, net	9,553	3,454	[1]	13,070	[1]
Total revenues	498,189	544,278	[1]	565,005	[1]
Operating expenses:
Direct container expense	62,596	47,342		47,446
Cost of trading containers sold	15,904	12,475		27,465
Depreciation expense	236,144	191,930	[1],[3]	164,209	[1],[3]
Container impairment	94,623	35,345	[1],[3]	13,108	[1],[3]
Amortization expense	5,053	4,741	[3]	4,010	[3]
General and administrative expense	26,311	27,645		25,778
Short-term incentive compensation expense	2,242	913		4,075
Long-term incentive compensation expense	5,987	7,040		6,639
Bad debt expense (recovery), net	21,166	5,028	[3]	(474)	[3]
Total operating expenses	470,026	332,459		292,256
Income from operations	28,163	211,819		272,749
Other (expense) income:
Interest expense	(85,215)	(76,521)	[1]	(85,931)	[1]
Interest income	408	125		119
Realized losses on interest rate swaps, collars and caps, net	(8,928)	(12,823)		(10,293)
Unrealized gains (losses) on interest rate swaps, collars and caps, net	6,210	(1,947)	[1],[3]	1,512	[1],[3]
Other, net	(8)	26		23
Net other expense	(87,533)	(91,140)		(94,570)
(Loss) income before income tax and noncontrolling interests	(59,370)	120,679	[1]	178,179	[1]
Income tax benefit (expense)	3,447	(6,695)		18,068
Net (loss) income	(55,923)	113,984	[3]	196,247	[3]
Less: Net loss (income) attributable to the noncontrolling interests	5,261	(5,576)		(5,692)
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders	$ (50,662)	$ 108,408		$ 190,555
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ (0.89)	$ 1.90		$ 3.36
Diluted	$ (0.89)	$ 1.90		$ 3.34
Weighted average shares outstanding (in thousands):
Basic	56,608	56,953		56,719
Diluted	56,608	57,093		57,079
Other comprehensive income:
Foreign currency translation adjustments	$ (233)	$ (240)		$ (112)
Comprehensive (loss) income	(56,156)	113,744		196,135
Comprehensive loss (income) attributable to the noncontrolling interest	5,261	(5,576)		(5,692)
Comprehensive (loss) income attributable to Textainer Group Holdings Limited common shareholders	$ (50,895)	$ 108,168		$ 190,443

[1]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").